Submission	Aug. 22, 2025
Submission [Line Items]
Central Index Key	0001605481
Registrant Name	Nevada Canyon Gold Corp.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A